Biological assets (Details) - Schedule of changes in fair value in the statement of income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Biological assets (Details) - Schedule of changes in fair value in the statement of income [Line Items]
Total	R$ 527,348	R$ 160,371	R$ 56,718
Grains [Member]
Biological assets (Details) - Schedule of changes in fair value in the statement of income [Line Items]
Total	344,761	84,435	18,062
Cotton [Member]
Biological assets (Details) - Schedule of changes in fair value in the statement of income [Line Items]
Total	30,051	1,373	2,619
Sugarcane [Member]
Biological assets (Details) - Schedule of changes in fair value in the statement of income [Line Items]
Total	142,302	75,861	34,511
Cattle [Member]
Biological assets (Details) - Schedule of changes in fair value in the statement of income [Line Items]
Total	R$ 10,234	R$ (1,298)	R$ 1,526